Derivative Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	7. DERIVATIVE FINANCIAL INSTRUMENTS
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2023			31 December 2022
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	9,487	125	135	14,006	315	281
Interest rate contracts	29,027	690	826	31,135	465	754
Equity and credit contracts	863	137	20	902	130	25
Total derivatives held for trading	39,377	952	981	46,043	910	1,060
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	742	4	7	538	12	4
Interest rate contracts	102,501	2,377	581	77,748	1,777	403
	103,243	2,381	588	78,286	1,789	407
Designated as cash flow hedges:
Exchange rate contracts	27,400	1,317	298	26,035	1,717	186
Interest rate contracts	38,421	168	1,938	26,108	164	1,471
	65,821	1,485	2,236	52,143	1,881	1,657
Total derivatives held for hedging	169,064	3,866	2,824	130,429	3,670	2,064
Derivative netting(1)	—	(2,262)	(2,262)	—	(2,173)	(2,173)
Total derivatives	208,441	2,556	1,543	176,472	2,407	951
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £1,607m (2022: £1,368m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £54m (2022: £70m).

At 30 June 2023, the fair value of derivative assets included amounts due from Banco Santander group entities of £1,245m (2022: £1,319m) and the fair value of derivative liabilities included amounts due to Banco Santander group entities of £216m (2022: £207m).
IBOR Reform
Note 28 includes details of the notional value of hedging instruments by benchmark interest rate impacted by IBOR reform and the notional amounts of assets, liabilities and off-balance sheet commitments affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.